Debt - Summary of short-term and long-term debt (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Short-term debt and current portion of long-term debt	€ 14,121	€ 12,199
Long-term debt	31,826	25,028
Borrowings	45,947	37,227	€ 29,463
Due between one and five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	21,064	14,340
Due beyond five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	10,762	10,688
Notes
Disclosure of detailed information about borrowings [line items]
Short-term debt and current portion of long-term debt	2,945	949
Long-term debt	20,256	18,168
Borrowings	23,201	19,117
Notes | Due between one and five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	11,048	9,114
Notes | Due beyond five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	9,208	9,054
Borrowings from banks
Disclosure of detailed information about borrowings [line items]
Short-term debt and current portion of long-term debt	1,311	3,119
Long-term debt	649	453
Borrowings	1,960	3,572
Borrowings from banks | Due between one and five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	609	371
Borrowings from banks | Due beyond five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	40	82
Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Short-term debt and current portion of long-term debt	7,247	5,645
Long-term debt	8,232	4,371
Borrowings	15,479	10,016
Asset-backed financing | Due between one and five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	7,434	3,681
Asset-backed financing | Due beyond five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	798	690
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Short-term debt and current portion of long-term debt	818	858
Long-term debt	1,636	1,698
Borrowings	2,454	2,556
Lease liabilities | Due between one and five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	967	883
Lease liabilities | Due beyond five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	669	815
Other debt
Disclosure of detailed information about borrowings [line items]
Short-term debt and current portion of long-term debt	1,800	1,628
Long-term debt	1,053	338
Borrowings	2,853	1,966
Other debt | Due between one and five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,006	291
Other debt | Due beyond five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	€ 47	€ 47